FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
(a)Risks
The Company is subject to various financial risks that could have a significant impact on profitability, levels of operating cash flow and financial conditions. Ongoing financial market conditions may have an impact on interest rates, gold prices and currency rates.
The Company is exposed to various liquidity, credit and market risks associated with its financial instruments, and manages those risks as follows:
(i)Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset.
The Company’s approach to managing this risk is to ensure that there is sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damages.
As at December 31, 2022, the Company’s cash and cash equivalents and short-term investments balance was $407.8 million (December 31, 2021 - $552.5 million) and it had $26.6 million available under the Credit Facility (note 19(a)). As at December 31, 2022, the Company had accounts payable and accrued liabilities of $294.1 million (December 31, 2021 - $304.4 million), total lease liabilities of $73.8 million (December 31, 2021 - $65.6 million), Notes payable of $447.6 million (December 31, 2021 - $445.7 million), Credit Facility payable of $455.0 million (December 31, 2021 - $nil) and equipment loans payable of $16.1 million (December 31, 2021 - $18.7 million).
The Côté UJV requires its joint venture partners to fund, in advance, two months of future expenditures. The Company uses dividends and intercompany loans to repatriate funds from its operations and the timing of dividends may impact the timing and amount of required financing.
The Company has a treasury policy designed to support management of liquidity risk as follows:
•Evaluate, review and monitor on a periodic basis, credit ratings and limits for counterparties with whom funds are invested;
•Monitor cash balances within each operating entity;
•Perform short to medium-term cash flow forecasting, as well as medium and long-term forecasting incorporating relevant budget information; and
•Determine market risks inherent in the business, including currency, fuel and gold commodities and evaluate, implement and monitor hedging strategies through the use of derivative instruments.
Under the terms of the Company’s derivative agreements, counterparties cannot require the immediate settlement of outstanding derivatives, except upon the occurrence of customary events of default such as covenant breaches, including financial covenants, insolvency or bankruptcy. The Company generally mitigates liquidity risk associated with these instruments by spreading out the maturity of its derivatives over time.
(ii)Credit risk
Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The maximum amount of credit risk is equal to the balance of cash and cash equivalents, receivables, short-term investments, derivative assets and restricted cash. Where applicable, the measurement of the fair value of derivatives accounts for counterparty credit risk.
The Company holds cash and cash equivalents, short-term investments and restricted cash in creditworthy financial institutions that comply with the Company’s investment policy and its credit risk parameters.
For derivatives, the Company mitigates credit risk by entering into derivatives with high quality counterparties, limiting the exposure per counterparty, and monitoring the financial condition of the counterparties.
Credit risk related to gold receivables is considered minimal as gold is sold to creditworthy counterparties and settled promptly, usually within the following month.
Credit risk is also related to receivables from governments and the deferred consideration receivable from the sale of Sadiola. The receivables from governments primarily relate to value added and sales taxes. The Company has rights to these receivables based on application of tax laws and regularly monitors collection of the amounts.
(iii)Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. For hedging activities, it is the risk that the fair value of a derivative might be adversely affected by a change in underlying commodity prices or currency exchange rates, and that this in turn affects the Company’s financial condition.
The Company mitigates market risk by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken, establishing trading agreements with counterparties under which there are no requirements to post any collateral or make any margin calls on derivatives. Counterparties cannot require settlement solely because of an adverse change in the fair value of a derivative. Market risk comprises the following types of risks: share and commodity market price risk, currency risk, and interest rate risk.
Currency exchange rate risk
Movements in the Canadian dollar (CAD) against the U.S. dollar (USD) have a direct impact on the Company’s consolidated financial statements.
The Company manages its exposure to the Canadian dollar by executing option and forward contracts. The Company’s objective is to hedge its exposure to the Canadian dollar resulting from operating and capital expenditure requirements at some of its mine sites, corporate offices and development projects.
The Company has designated option and forward contracts as cash flow hedges for its highly probable forecasted Canadian dollar expenditure requirements. The Company has elected to only designate the change in the intrinsic value of options in the hedging relationships. The change in fair value of the time value component of options is recorded in OCI as a cost of hedging (note 21(c)).
As at December 31, 2022, the Company's outstanding derivative contracts which qualified for hedge accounting and the periods in which the cash flows are expected to occur and impact the consolidated statements of earnings (loss) and property, plant and equipment balance on the consolidated balance sheets are as follows:

	2023	Total
Cash flow hedges
Exchange rate risk
Canadian dollar forward and option contracts (CADM)	335	335
Rate range (USDCAD)[1]	1.30 - 1.46
1.The Company executed Canadian dollar collar options, which consist of Canadian dollar call and put options within the given range in 2023. The Company will recognize a gain from the difference between a lower market price and the Canadian dollar call strike price. The Company will incur a loss from the difference between a higher market price and the Canadian dollar put strike price.
The table below sets out the fair value of the Company's outstanding derivative contracts which qualified for hedge accounting as at December 31, 2022, and what the fair value would have been based on an increase or decrease of 10% in the U.S. dollar exchange rate. The entire change in fair value would be recorded in the consolidated statements of comprehensive income (loss) as OCI.

	December 31, 2022	Increase of 10%	Decrease of 10%
Canadian dollar (CAD$)	$3.2	$28.8	$(17.0)
The Company entered into a Target Accrual Redemption Forward ("TARF") structure during 2021 as part of its strategy to manage exposure to the Canadian dollar. The Company has not designated the TARF financial derivative contract as a hedge for accounting purposes, although the Company does consider this arrangement to be an effective economic hedge. The derivative structure includes a termination feature as well as a leverage component. Contractual terms of the TARF include the following:
•There are four underlying contracts with strike prices ranging from 1.30 to 1.31.
•On any monthly option fixing date, if the USDCAD exchange rate is below the strike price, the Company expects to exercise its option and deliver $7.7 million and receive CAD$10 million.
•On any monthly option fixing date, if the USDCAD exchange rate is above the strike price, the Company expects that the counterparty will exercise its option in which case the Company will deliver $15.3 million and receive CAD$20 million.
•The term of the arrangement is 30 months from January 2022 to June 2024. If the contract is exercised for a total of 12 times when the USDCAD is below the strike price, the arrangement will terminate. Each of the four contracts were exercised from January to May and July to August while the USDCAD was below the strike price. three of the four contracts were exercised in June. None of the four contracts were exercised from September to December 2022. This results in three contracts having four knockouts remaining and one contract having five knockouts remaining.
In connection with the construction of the Côté Gold project, the Company entered into a forward contract with an extendable feature to purchase CAD$10 million per month during 2022 for a total of CAD$120 million at a forward exchange rate of 1.32 USDCAD. The counterparty has an option, at its sole discretion, to extend the contract for twelve months, which would require the Company to purchase CAD$10 million per month during 2024 at the forward exchange rate. The option expires in November 2023 (note 21(d)).
Oil and fuel market price risk
Low sulfur diesel and fuel oil are key inputs to extract tonnage and, in some cases, to wholly or partially power operations, construction and development activities. Brent crude oil and West Texas Intermediate ("WTI") crude oil prices are components of diesel and fuel oil costs, respectively, such that changes in the price of crude oil directly impact diesel and fuel oil costs. The Company established a hedging strategy to economically hedge future consumption of diesel and fuel oil at the Rosebel and Essakane mines for operating purposes and at the Côté Gold project for construction purposes. The Company has designated option contracts as cash flow hedges for the crude oil component of its highly probable forecasted low sulfur diesel and fuel oil purchases. The hedges put in place for Rosebel are held by the Company and will not be transferred as part of the sale. The hedges were de-designated as at December 31, 2022 as the forecasted future transaction will no longer occur.
As at December 31, 2022, the Company’s outstanding crude oil derivative contracts, which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact on the consolidated statements of earnings (loss) and the property, plant and equipment balance on the consolidated balance sheets are as follows:

	2023	2024	Total
Brent crude oil option contracts (barrels)[1]	428	270	698
Option contracts with strike prices at ($/barrel)[2]	41 - 65	41 - 55
WTI crude oil option contracts (barrels)[1]	69	—	69
Option contracts with strike prices at ($/barrel)[2]	36 - 60
1.Quantities of barrels are in thousands.
2.The Company executed Brent and WTI collar options, which consist of Brent and WTI put and call options with strike prices within the given range in 2023 through 2024. The Company will incur a loss from the difference between a lower market price and the put strike price. The Company will recognize a gain from the difference between a higher market price and the call strike price.
The table below sets out the fair value of the Company's outstanding crude oil derivative contracts which qualified for hedge accounting as at December 31, 2022, and what the fair value would have been based on an increase or a decrease of 10% of the price. The entire change in fair value would be recorded in the consolidated statements of comprehensive income as OCI.

	December 31, 2022	Increase of 10%	Decrease of 10%
Brent crude oil option contracts	$18.0	$23.9	$13.6
WTI crude oil option contracts	$2.4	$2.9	$1.6
Gold bullion market price risk
Movements in the spot price of gold have a direct impact on the Company’s consolidated financial statements as gold bullion is sold at prevailing market prices which fluctuate in line with market forces. The Company’s hedging strategy is designed to mitigate gold price risk during the Côté Gold project construction period.
The Company has designated option contracts as cash flow hedges for its highly probable forecasted gold bullion sales. The Company has elected to only designate the change in the intrinsic value of options in the hedging relationships. The changes in fair value of the time value component of options is recorded in OCI as a cost of hedging and reclassified to earnings (loss) when revenue for the underlying gold sale is recognized. During 2021, the Company entered into a gold prepayment arrangement (note 20) which included a collar instrument as part of the broader arrangement. The collar introduced a gold floor price of $1,700 per ounce and a cap price of $2,100 per ounce allowing the Company to participate in price increases to $2,100 per ounce. The Company has designated this collar as a cash flow hedge in relation to the highly probable gold sale commitments during 2024.
As at December 31, 2022, the Company’s outstanding gold bullion derivative contracts, which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact the consolidated statements of earnings (loss), are as follows:

	2023	2024	Total
Gold bullion option contracts (ounces)[1]	198	100	298
Price range ($/ounce)[3]	1,700 - 2,700	1,700 - 2,100
1.Quantities of gold bullion are in thousands of ounces.
2.The Company executed gold collar options, which consist of gold put and call options with strike prices within the given range in 2023. The Company will incur a loss from the difference between a higher market price and the call strike price. The Company will recognize a gain from the difference between a lower market price and the put strike price.
The table below sets out the fair value of the Company's outstanding gold bullion derivative contracts which qualified for hedge accounting as at December 31, 2022, and what the fair value would have been based on an increase or decrease of 10% in the price of gold. The entire change in fair value would be recorded in the consolidated statements of comprehensive income (loss) as OCI.

	December 31, 2022	Increase of 10%	Decrease of 10%
Gold bullion option contracts	$(0.1)	$(25.6)	$33.0
(b)Marketable securities fair value reserve
Share market price exposure risk is related to the fluctuation in the market price of marketable securities. The Company’s portfolio of marketable securities is not part of its core operations, and accordingly, gains and losses from these marketable securities are not representative of the Company’s performance during the year. Consequently, the Company has designated all of its investments in marketable securities to be measured at FVTOCI. The Company’s portfolio of marketable securities is primarily focused on the mining sector and relates entirely to investments in equity securities.

	Years ended December 31,
	2022	2021
Proceeds from sale of marketable securities	$27.6	$0.5
Acquisition date fair value of marketable securities sold	(27.9)	—
Gain (loss) on sale of marketable securities recorded in OCI	(0.3)	0.5
Impairment loss on OCI realized on marketable securities sold	(2.6)	(0.3)
Net realized change in fair value of marketable securities	$(2.9)	$0.2
At December 31, 2022, the impact of an increase of 10% in the fair value of marketable securities would have resulted in an increase in unrealized gains, net of tax of $0.5 million that would have been included in OCI with no impact on net earnings (loss). The impact of a decrease of 10% in the fair value of marketable securities would have resulted in a decrease in unrealized gains, net of tax, of $0.5 million that would have been included in OCI with no impact on net earnings (loss).
(c)Cash flow hedge fair value reserve
(i)Reconciliation of cash flow hedge assets (liabilities)

	Canadian dollar contracts	Oil contracts	Gold price contracts	Total
Balance, January 1, 2021	$35.1	$(8.4)	$8.0	$34.7
Unrealized gain (loss) recognized in cash flow hedge reserve	11.4	44.3	2.1	57.8
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	(20.6)	(10.9)	(2.1)	(33.6)
Premiums paid	—	—	1.8	1.8
Time value excluded from hedge relationship	(1.4)	13.5	(8.8)	3.3
Balance, December 31, 2021	$24.5	$38.5	$1.0	$64.0
Unrealized gain (loss) recognized in cash flow hedge reserve	(13.1)	41.4	1.4	29.7
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	(7.2)	(37.5)	(0.8)	(45.5)
Unrealized (gain) loss reclassified or adjusted from cash flow hedge reserve due to hedge de-designation	—	(17.3)	—	(17.3)
Time value excluded from hedge relationship	(1.0)	(4.7)	(1.7)	(7.4)
Balance, December 31, 2022	$3.2	$20.4	$(0.1)	$23.5

Consisting of:
Current portion of hedge asset	$3.1	$13.7	$4.5	$21.3
Non-current portion of hedge asset	0.2	6.7	0.1	7.0
Current portion of hedge liability	$(0.1)	$—	$—	$(0.1)
Non-current portion of hedge liability	—	—	(4.7)	(4.7)
	$3.2	$20.4	$(0.1)	$23.5
Additional information on hedging instruments and hedged forecast transactions related to oil and fuel market price risk as at December 31, 2022 and December 31, 2021 was as follows:

	Canadian dollar contracts	Oil contracts	Gold price contracts	Total
Balance, December 31, 2021
Accumulated cash flow hedge fair reserve (before tax)	$23.4	$31.3	$—	$54.7
Hedging instruments	$23.4	$31.3	$—	$54.7
Hedged items premiums paid	$(23.4)	$(31.3)	$—	$(54.7)

Balance, December 31, 2022
Accumulated cash flow hedge fair reserve (before tax)	$3.2	$19.2	$0.6	$23.0
Hedging instruments	$3.2	$19.2	$0.6	$23.0
Hedged items premiums paid	$(3.2)	$(19.2)	$(0.6)	$(23.0)
(ii)Allocation of realized hedge (gain) loss reclassified from cash flow hedge reserve

	Years ended December 31,
	2022	2021
Consolidated balance sheets
Property, plant and equipment	$(9.8)	$(16.6)
Consolidated statements of earnings (loss)
Revenues	0.8	2.5
Cost of sales	(19.0)	(6.0)
General and administrative expenses	(0.6)	(2.6)
Other expenses	—	(0.6)
	(18.8)	(6.7)
Discontinued operations	(15.2)	(4.8)
	$(43.8)	$(28.1)
Revenues for the year ended December 31, 2022 include $1.1 million (2021 - $4.1 million) of losses related to premiums previously paid and realized during the year. Crude oil derivative contracts exceeded highly probable future oil consumption and resulted in the de-designation of these contracts. The Company recognized hedge ineffectiveness for the year ended December 31, 2022 of $1.5 million loss (December 31, 2021 - $nil) in gain (loss) on non-hedge derivatives (note 21(d)).
(d)Gain (loss) on non-hedge derivatives
Gains and losses on non-hedge derivatives, including embedded derivatives, are included in interest income, derivatives and other investment gains (losses) (note 32) in the consolidated statement of earnings (loss).
These gains and losses relate to the Company's fair value movements of the embedded derivative related to prepayment options for the Notes (note 19(b)), the TARF, the extendible forward currency arrangements ("Extendible Forwards").

		Years ended December 31,
	Notes	2022	2021
Embedded derivatives - Notes		$(1.5)	$(6.9)
TARF[1]		(9.2)	(3.0)
Extendible Forwards[2]		(3.0)	1.8
Crude oil derivative contracts[3]		16.9	—
Other		(0.1)	0.1
	32	$3.1	$(8.0)
1.TARF includes $1.0 million of realized losses on forward settlements for the year ended December 31, 2022 (December 31, 2021 - $nil).
2.Extendible Forwards include $1.6 million of realized gains on forward settlements for the year ended December 31, 2022 (December 31, 2021 - $nil).
3.Crude oil derivative contracts includes $17.3 million of unrealized gains on partial discontinuation of hedging relationship, $1.5 million of unrealized losses and $1.1 million of realized gains.